CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of Comprehensive Income [Abstract]
Net Income	¥ 317,612	¥ 196,814	¥ 306,724
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(56,684)	(11,182)	(22,456)
Net change of debt valuation adjustments	(337)	(899)	875
Net change of defined benefit pension plans	13,002	5,330	1,529
Net change of foreign currency translation adjustments	105,693	36,246	(31,664)
Net change of unrealized gains (losses) on derivative instruments	15,070	4,782	(8,556)
Total other comprehensive income (loss)	76,744	34,277	(60,272)
Comprehensive Income	394,356	231,091	246,452
Comprehensive Income Attributable to the Noncontrolling Interests	12,137	5,128	756
Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	(303)	187
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 382,219	¥ 226,266	¥ 245,509